Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related party transactions [abstract]
Schedule of transactions between related parties
The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms:

	2019	2018	2017
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	5	3	3
Sales: Goods and services supplied to joint ventures[1]	151	14	78
Sales: Goods and services supplied to associates[2]	192	220	—
Purchases: Goods and services received from joint ventures[3]	26	135	168
Purchases: Goods and services received from associates[3]	141	160	169

Receivable from joint ventures[4]	584	160	64
Receivable from associates[4]	368	376	457
Payable to joint ventures[5]	8	—	84
Payable to associates	12	17	27
Interest income from joint ventures	5	4	—
Interest income from associates	23	27	—

Dividends received from joint ventures[6]	30	43	75
Dividends received from associates[7]	171	170	24

1.	During the year, £139 million (2018: £5 million) of property sites were sold to joint venture St William Homes LLP.

2.
Sales in the year relate to transactions with Quadgas. Within this is other income of £52 million (2018: £54 million) relating to a Transitional Service Agreement following the sale of the UK Gas Distribution business to Quadgas.

3.
During the year, the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US. Additionally, in 2018, goods and services were received from UK joint ventures for the construction of an electricity transmission link in the UK.

4.
Amounts receivable from associates includes a loan receivable balance from Quadgas of £352 million (2018: £352 million) which is classified as held for sale as at 31 March 2019, a loan receivable balance of £258 million (2018: £130 million) from Nemo Link Limited (a joint venture) and £325 million (2018: £24 million) in relation to St William Homes LLP (a joint venture).

5.	In previous years the amounts payable to joint ventures include deposits received for National Grid property sites from St William Homes LLP which have been settled during the year.

6.	Dividends in respect of joint ventures were received from BritNed Development Limited.

7.	Includes £133 million (2018: £144 million) of dividend income from Quadgas.